Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions
Note 9 : Related Party Transactions	Note 9: Related Party Transactions The Company owed our shareholders and director a total of $25,077 as at September 30, 2021.	Note 9: Related Party Transactions The Company owed our sole shareholder and director a total of $9,500 as at December, 31, 2020.